UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of September 30, 2006
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:401 Route 73 North
        Lake Center Executive Park
        Building #10 SUite 320
        Marlton, NJ 08053-3425

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 122

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         Novemeber 14, 2006
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      42
Form 13F Information Table Value   $638,534
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         09/30/2006


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Amgen Inc.                    COM      031162100  15,199  212,485 SH         SOLE       NA     55,289   0  157,196
Apple Computer, Inc.          COM      037833100  21,206  273,135 SH         SOLE       NA     75,181   0  197,955
Autodesk, Inc.                COM      052769106  14,403  414,122 SH         SOLE       NA    124,889   0  289,233
Bank of America Corp.         COM      060505104  18,948  353,701 SH         SOLE       NA     98,077   0  255,624
The Bear Stearns Companies    COM      073902108  18,991  135,552 SH         SOLE       NA     37,894   0   97,658
The Boeing Company            COM      097023105  12,635  156,813 SH         SOLE       NA     46,555   0  110,259
Burlington Northern Santa Fe  COM      12189T104   7,043   95,903 SH         SOLE       NA          0   0   95,903
Campbell Soup Co              COM      134429109   9,282  254,302 SH         SOLE       NA     59,769   0  194,533
Capital One Financial Corp    COM      14040H105  16,686  212,126 SH         SOLE       NA     64,215   0  147,911
Celgene Corporation           COM      151020104  15,228  351,675 SH         SOLE       NA     96,069   0  255,607
Chevron Corporation           COM      166764100  15,957  246,021 SH         SOLE       NA     67,556   0  178,465
Citigroup Inc.                COM      172967101  17,141  345,088 SH         SOLE       NA     95,442   0  249,647
Costco Wholesale Corp         COM      22160K105  15,144  304,829 SH         SOLE       NA     92,419   0  212,410
Eli Lilly and Company         COM      532457108  18,897  331,522 SH         SOLE       NA     92,115   0  239,407
EOG Resources, Inc.           COM      26875P101  15,126  232,524 SH         SOLE       NA     63,654   0  168,870
Express Scripts, Inc.         COM      302182100  13,798  182,870 SH         SOLE       NA     54,780   0  128,090
Genentech, Inc.               COM      368710406  17,640  213,305 SH         SOLE       NA     59,744   0  153,561
General Dynamics Corporation  COM      369550108  19,181  267,630 SH         SOLE       NA     74,121   0  193,509
Gilead Sciences, Inc.         COM      375558103  18,214  264,859 SH         SOLE       NA     72,588   0  192,271
Google Inc.                   COM      38259P508  14,056   34,973 SH         SOLE       NA      9,647   0   25,326
Hess Corporation              COM      42809H107  14,136  341,281 SH         SOLE       NA     95,172   0  246,108
Hewlett-Packard Co.           COM      428236103   9,467  258,027 SH         SOLE       NA     72,523   0  185,504
International Game Technology COM      459902102  17,707  426,674 SH	     SOLE	NA    115,458	0  311,216
Johnson & Johnson             COM      478160104  18,493  284,776 SH         SOLE       NA     78,297   0  205,849
Johnson Controls, Inc.	      COM      478366107  12,357  172,242 SH	     SOLE	NA     51,919	0  120,323
KLA-Tencor Corporation	      COM      482480100  18,916  425,367 SH	     SOLE	NA    117,537	0  307,830
Lockheed Martin Corporation   COM      539830109  19,052  221.384 SH	     SOLE	NA     60,994	0  160,391
Marriott International, Inc.  COM      571903202  19,277  498,879 SH	     SOLE	NA    137,479	0  369,401
Medco Health Solutions, Inc.  COM      58405U102     209    3,469 SH         SOLE       NA          0   0    3,469
Merrill Lynch & Co., Inc.     COM      590188108  19,580  250,319 SH	     SOLE	NA     69,438	0  180,881
Nordstrom, Inc.               COM      655664100  18,544  438,389 SH         SOLE       NA    120,414   0  317,975
Phelps Dodge Corporation      COM      717265102  17,681  208,751 SH	     SOLE	NA     57,415	0  151,336
Procter & Gamble              COM      742718109   9,239  149,058 SH         SOLE       NA     47,022   0  102,037
QUALCOMM Inc.	              COM      747525103  15,465  425,436 SH	     SOLE	NA    127,106	0  298,330
Texas Instruments Inc.	      COM      882508104  21,018  632,135 SH	     SOLE	NA    173,931	0  458,203
The Goldman Sachs Group, Inc. COM      38141G104  19,429  114,847 SH	     SOLE	NA     31,575	0   83,272
The Hershey Company	      COM      427866108  12,382  232,249 SH	     SOLE	NA     69,352	0  162,897
United Technologies Corp.     COM      913017109  17,038  268,948 SH	     SOLE	NA     74,033	0  194,915
Valero Energy Corp.	      COM      91913Y100     189    3,667 SH	     SOLE	NA          0	0    3,667
Walgreen Co.                  COM      931422109  13,511  304,371 SH         SOLE       NA     92,495   0  211,877
Yahoo! Inc.	              COM      984332106  11,849  468,701 SH	     SOLE	NA    128,499	0  340,202
Yum! Brands, Inc              COM      988498101  18,675  358,784 SH         SOLE       NA     99,038   0  259,747